UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        November 6, 2007

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 9-30-07
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     71
Form 13F Information Table Value Total:     $149,303,166

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip            Market        Shares    Inv Auth  Mngr    Voting Auth
                                                                                                                      None
3M Co.                                            Common  88579Y101            4548924     48610     Sole                48610
AT&T Corp.                                        Common  00206R102            1098960     25974     Sole                25974
Abbott Laboratories                               Common  002824100             298342      5564     Sole                 5564
Affymetrix                                        Common  00826T108            1684568     66400     Sole                66400
American Tower Systems Class A                    Common  029912201            2639395     60620     Sole                60620
Anadarko Petroleum                                Common  032511107             564375     10500     Sole                10500
Automatic Data Processing, Inc.                   Common  053015103            3499131     76184     Sole                76184
BP P.L.C.                                         Common  055622104            4852350     69969     Sole                69969
Bank of America Corp.                             Common  060505104            1135499     22588     Sole                22588
Barrick Gold Corp                                 Common  067901108             311807      7741     Sole                 7741
Berkshire Hathaway, Inc.Class B                   Common  084670207             529568       134     Sole                  134
Chevron Corp.                                     Common  166764100             578512      6182     Sole                 6182
Chubb Corp                                        Common  171232101            4818588     89832     Sole                89832
Citigroup                                         Common  172967101             367106      7866     Sole                 7866
Citrix Systems Inc.                               Common  177376100            1092672     27100     Sole                27100
Clorox Company                                    Common  189054109            4482155     73490     Sole                73490
Coca Cola                                         Common  191216100             686766     11950     Sole                11950
Colgate Palmolive                                 Common  194162103            3512367     49248     Sole                49248
ConocoPhillips                                    Common  20825C104            3945086     44948     Sole                44948
Deere & Co.                                       Common  244199105             207788      1400     Sole                 1400
Dow Chemical                                      Common  260543103            4051946     94100     Sole                94100
DuPont                                            Common  263534109             585750     11819     Sole                11819
Electronic Data Systems                           Common  285661104            2164344     99100     Sole                99100
Eli Lilly & Company                               Common  532457108             702516     12340     Sole                12340
Emerson Electric Co.                              Common  291011104            1937208     36400     Sole                36400
Exxon Mobil Corp.                                 Common  30231G102            7770227     83948     Sole                83948
FPL Group Inc                                     Common  302571104             444424      7300     Sole                 7300
Gannett, Inc.                                     Common  364730101             906775     20750     Sole                20750
General Electric                                  Common  369604103            3442907     83162     Sole                83162
General Mills, Inc.                               Common  370334104             226239      3900     Sole                 3900
HCP,Inc.                                          Common  40414l109             262043      7900     Sole                 7900
Hartford Financial Services Group                 Common  416515104            3593994     38833     Sole                38833
Heartland Express Inc.                            Common  422347104             404124     28300     Sole                28300
Honeywell, Inc                                    Common  438516106             249774      4200     Sole                 4200
Hubbell Inc. Class B                              Common  443510201             462672      8100     Sole                 8100
Intel Corp.                                       Common  458140100            2113279     81720     Sole                81720
International Business Machines                   Common  459200101            1333732     11322     Sole                11322
International Flavors & Fragrances                Common  459506101            6381523    120725     Sole               120725
J.P. Morgan Chase                                 Common  46625H100            1041030     22720     Sole                22720
Johnson & Johnson                                 Common  478160104            3868810     58886     Sole                58886
McGraw-Hill Cos.                                  Common  580645109             315642      6200     Sole                 6200
Medco Health Solutions                            Common  58405U102            3452446     38195     Sole                38195
Medtronic Inc.                                    Common  585055106            2773680     49170     Sole                49170
Merck                                             Common  589331107            7079721    136965     Sole               136965
Microsoft                                         Common  594918104             357939     12150     Sole                12150
National City Corp.                               Common  635405103             320550     12776     Sole                12776
Newmont Mining Corp                               Common  651639106            4352229     97300     Sole                97300
Northern Trust Corp.                              Common  665859104            4967997     74966     Sole                74966
PNC Financial Services Group                      Common  693475105             220031      3231     Sole                 3231
PepsiCo                                           Common  713448108            3396334     46360     Sole                46360
Pfizer, Inc                                       Common  717081103            1057550     43289     Sole                43289
Procter & Gamble                                  Common  742718109            7370436    104783     Sole               104783
Progress Energy, Inc.                             Common  743263105             924444     19732     Sole                19732
Questar Corp.                                     Common  748356102            2363325     44990     Sole                44990
Royal DutchShell Class A ADR                      Common  780257804             712418      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1515150     14430     Sole                14430
Sigma Aldrich                                     Common  826552101            4554266     93440     Sole                93440
Staples, Inc.                                     Common  855030102            2562940    119262     Sole               119262
Sysco                                             Common  871829107             233114      6550     Sole                 6550
The Scotts Company                                Common  810186106            3958650     92600     Sole                92600
Time Warner, Inc.                                 Common  887317105            2042825    111265     Sole               111265
Union Pacific                                     Common  907818108             282650      2500     Sole                 2500
United Parcel Service, Inc.                       Common  911312106            3048684     40595     Sole                40595
Verizon Communications                            Common  92343V104             913541     20631     Sole                20631
Wachovia Corp.                                    Common  929903102             792370     15800     Sole                15800
Walgreen Company                                  Common  931422109             479014     10140     Sole                10140
Wells Fargo & Co.                                 Common  949746101             220844      6200     Sole                 6200
Weyerhaeuser Co                                   Common  962166104             704491      9744     Sole                 9744
Whole Foods Market                                Common  966837106            1304784     26650     Sole                26650
Wm.Wrigley Jr. Company                            Common  982526105             391803      6100     Sole                 6100
Wyeth                                             Common  983024100            3836022     86106     Sole                86106
                                                                             149303166


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